UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Diversified Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Airlines - 0.4%	US Airways Group, Inc. Loan, 2.809%, 3/21/14	USD	730	$ 393,389
Auto Components - 2.6%	Allison Transmission, Inc. Term Loan, 3.12% -
	3.15%, 8/07/14		1,935	1,492,354
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		885	418,641
	Intermet Corp. Synthetic Letter of Credit, 2.343%,
	11/09/10 (a)(b)		303	121,073
	Intermet Corp. Synthetic Letter of Credit,
	2.343%, 11/09/10 (c)		26	10,215
	Intermet Corp. Term Loan B, 7.696%, 11/08/10 (a)(b)		406	162,450
	Intermet Corp. Term Loan B, 7.696%, 11/08/10 (c)		111	44,266
	Metaldyne Co. LLC Deposit Fund Loan, 0.347% -
	5.125%, 1/11/12 (a)(b)		87	10,298
	Metaldyne Co. LLC Initial Tranche B Term
	Loan, 8% - 9.87%, 1/13/14 (a)(b)		592	70,455
				2,329,752
Automobiles - 0.3%	General Motors Corp. Secured Term Loan, 8%,
	11/29/13		247	231,795
Beverages - 0.1%	Culligan International Co. Loan (Second Lien),
	5.694% - 6.56%, 4/24/13	EUR	500	125,467
Building Products - 0.7%	Stile Acquisition Corp. (aka Masonite)
	Canadian Term Loan, 6.75%, 4/06/13	USD	570	291,755
	Stile U.S. Acquisition Corp. (aka Masonite)
	U.S. Term Loan, 6.25%, 4/06/13		576	294,974
				586,729
Chemicals - 4.9%	Ashland, Inc. Term Loan B, 7.65%, 5/13/14		500	499,375
	Edwards (Cayman Islands II) Ltd. Term Loan
	(First Lien), 2.428%, 5/31/14		491	303,961
	Huish Detergents Inc. Tranche B Term Loan,
	2.07%, 4/26/14		243	223,115
	Nalco Co. Term Loan B, 6.50%, 5/06/16		625	626,172
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan
	(Second Lien), 7.54%, 7/30/15		3,250	1,635,832
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan
	(First Lien), 4.29% - 4.47%, 7/31/14		496	374,669
	Solutia Inc. Loan, 7.25%, 2/28/14		992	799,286
				4,462,410
Computers & Peripherals - 0.5%	Intergraph Corp. Second Lien Term Loan,
	6.438% - 7.256%, 11/28/14		500	437,500
Containers & Packaging - 0.5%	Smurfit-Stone Container Debtor in Possession
	Term loan, 10%, 7/28/10		451	455,339
Diversified Consumer Services - 1.5%	Coinmach Corp. Term Loan, 3.31% - 3.76%, 11/14/14		1,732	1,316,667
Diversified Financial Services - 0.2%	J.G. Wentworth, LLC Loan (First Lien), 3.47%,
	4/04/14 (a)(b)		2,000	173,334
Diversified Telecommunication	Hawaiian Telcom Communications, Inc.
Services - 3.1%	Tranche C Term Loan, 4.75%, 5/30/14		1,506	760,412
	Paetec Communications Term Loan, 2.819%, 2/28/13		200	181,000
	Wind Acquisition Holdings Finance SA Dollar
	Loan, 8.357%, 12/21/11 (c)		2,224	1,890,732
				2,832,144
Electrical Equipment - 0.4%	Generac Acquisition Corp. First Lien Term
	Loan, 2.911%, 11/10/13		494	339,337
Energy Equipment & Services - 1.5%	Dresser, Inc. Term B Loan, 3.104%, 5/04/14		571	495,272
	MEG Energy Corp. Delayed Draw Term Loan,
	3.22%, 4/02/13		494	425,780
	1

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	MEG Energy Corp. Initial Term Loan, 3.22%,
	4/03/13	USD	485	$ 417,706
				1,338,758
Food & Staples Retailing - 0.5%	McJunkin Corp. Term Loan, 4.47%, 1/31/14		500	445,500
Food Products - 3.3%	Dole Food Co., Inc. Credit-Linked Deposit,
	1.139%, 4/12/13		86	85,636
	Dole Food Co., Inc. Tranche B Term Loan,
	7.25% - 8%, 4/12/13		151	150,087
	Solvest, Ltd. (Dole) Tranche C Term Loan,
	7.25% - 8%, 4/12/13		564	559,237
	Sturm Foods, Inc. Initial Term Loan Second
	Lien, 7.125%, 7/31/14		500	197,500
	Wm. Wrigley Jr. Co. Tranche B Term Loan,
	6.50%, 10/06/14		2,000	2,002,700
				2,995,160
Health Care Equipment & Supplies - 0.9%	DJO Finance LLC (ReAble Therapeutics Fin
	LLC) Term Loan, 3.319% - 4.22%, 5/20/14		741	653,972
	Hologic, Inc. Tranche B Term Loan, 3.625%, 3/31/13		208	198,804
				852,776
Health Care Providers & Services - 3.6%	CCS Medical, Inc. (Chronic Care) Term Loan
	(First Lien), 4.47%, 9/30/12		480	218,782
	CHS/Community Health Systems, Inc. Funded
	Term Loan, 2.569%, 7/25/14		585	519,055
	DaVita, Inc. Term Loan B, 1.82%, 10/05/12		275	256,824
	Fresenius AG Term Loan B1, 6.75%, 7/06/14		120	119,910
	Fresenius AG Term Loan B2, 6.75%, 7/06/14		85	84,936
	HCA Inc. Tranche A-1 Term Loan, 3.22%, 11/17/12		1,810	1,619,333
	HCA Inc. Tranche B-1 Term Loan, 3.47%, 11/18/13		439	390,473
				3,209,313
Hotels, Restaurants & Leisure - 2.0%	Golden Nugget, Inc. Second Lien Term Loan,
	3.57%, 12/31/14		500	120,000
	Green Valley Ranch Gaming, LLC Second Lien
	Term Loan, 3.599%, 8/16/14		500	50,000
	Harrah's Operating Co., Inc. Term B-2 Loan,
	3.319% - 4.092%, 1/28/15		495	379,363
	Lake at Las Vegas Joint Venture / LLV-1, LLC
	Revolving Loan Credit-Linked Deposit Account,
	11.75%, 6/20/12 (a)(b)		120	4,959
	Lake at Las Vegas Joint Venture / LLV-1, LLC
	Term Loan, 11.75%, 6/20/12 (a)(b)		1,169	48,171
	Las Vegas Sands, LLC Delayed Draw I Term
	Loan, 2.18%, 5/23/14		114	81,875
	Las Vegas Sands, LLC Tranche B Term Loan,
	2.18%, 5/23/14		370	264,694
	QCE, LLC (Quiznos) Term Loan (Second Lien),
	6.982%, 11/05/13		1,000	310,000
	VML US Finance LLC (aka Venetian Macau) Term B
	Delayed Draw Project Loan, 2.68%, 5/25/12		76	63,707
	VML US Finance LLC (aka Venetian Macau)
	Term B Funded Project Loan, 2.57%, 5/27/13		549	458,030
				1,780,799

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Household Durables - 1.0%	American Residential Services LLC Term Loan
	(Second Lien), 12%, 4/17/15	USD	1,015	$ 872,690
IT Services - 3.2%	Audio Visual Services Group, Inc. Loan (Second
	Lien), 7.72%, 8/28/14		510	32,297
	Audio Visual Services Group, Inc. Tranche B
	Term Loan (First Lien), 3.47%, 2/28/14		985	379,225
	Ceridian Corp U.S. Term Loan, 3.316%, 11/09/14		989	727,873
First Data Corp. Initial Tranche B-2 Term
	Loan, 3.059% - 3.069%, 9/24/14		1,136	833,071
First Data Corp. Initial Tranche B-3 Term
	Loan, 3.059% - 3.069%, 9/24/14		122	89,201
SunGard Data Systems Inc. (Solar Capital
	Corp.) New U.S. Term Loan, 2.234%, 2/28/14		900	816,075
				2,877,742
Independent Power Producers & Energy	Texas Competitive Electric Holdings Co., LLC
Traders - 1.4%	(TXU) Initial Tranche B-1 Term Loan, 3.819% -
	3.882%, 10/10/14		1,105	754,163
	Texas Competitive Electric Holdings Co., LLC
	(TXU) Initial Tranche B-2 Term Loan, 3.819% -
	3.882%, 10/10/14		736	506,917
				1,261,080
Industrial Conglomerates - 0.3%	Sequa Corp. Term Loan, 3.61% - 4.08%, 12/03/14		397	298,873
Insurance - 0.5%	Alliant Holdings I, Inc. Term Loan, 4.232%, 8/21/14		493	418,625
Internet & Catalog Retail - 0.5%	FTD Group, Inc. Tranche B Term Loan, 6.75%,
	8/04/14		498	477,600
Life Sciences Tools & Services - 1.2%	Life Technologies Corp. Term B Facility,
	5.25%, 11/20/15		1,100	1,097,113
Machinery - 2.8%	Navistar International Corp. Revolving Credit-Linked
	Deposit, 3.508% - 3.569%, 1/19/12		800	667,143
	Navistar International Corp. Term Advance,
	3.569%, 1/19/12		2,200	1,834,644
				2,501,787
Media - 17.2%	Affinion Group Holdings, Inc. Loan, 9.273%,
	3/01/12		1,150	747,500
AlixPartners, LLP Tranche C Term Loan,
	2.35% - 3.14%, 10/12/13		506	478,277
	Cebridge Connections Second Lien Term Loan,
	4.819%, 5/05/14		2,000	1,619,376
	Cengage Learning Acquisitions, Inc. (Thomson
	Learning) Tranche 1 Incremental Term Loan,
	7.50%, 7/03/14		2,231	2,138,066
	Cequel Communications, LLC (aka Cebridge)
	Term Loan, 2.349% - 2.401%, 11/05/13		791	713,064
Charter Communications Term Loan B1,
	7.923%, 3/25/14		1,015	985,396
	EB Sports Corp. Loan, 7.57%, 5/01/12		1,390	555,827
	Ellis Communications KDOC, LLC Loan, 10%,
	12/30/11		1,939	543,007
	HMH Publishing Co. Ltd. (fka Education Media)
	Mezzanine, 10.16%, 11/14/14		5,942	1,188,461
	HMH Publishing Co. Ltd. (fka Education Media)
	Tranche A Term Loan, 7.66%, 6/12/14		1,540	1,097,169

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Insight Midwest Holdings, LLC B Term Loan,
	2.41%, 4/07/14	USD	475	$ 437,989
	Lavena Holding 3 GmbH (Prosiebensat.1 Media
	AG) Facility B1, 4.589%, 6/30/15	EUR	337	111,759
	Newsday, LLC Fixed Rate Term Loan, 9.75%,
	8/01/13	USD	2,000	1,995,000
	Nielsen Finance LLC Dollar Term Loan,			1,716,933
	2.382%, 8/09/13		1,950
	Penton Media, Inc. Loan (Second Lien),			96,250
	6.039%, 2/01/14		1,000
	Penton Media, Inc. Term Loan (First Lien),			578,200
	2.569% - 3.289%, 2/01/13		980
	TWCC Holding Corp. Term Loan, 7.25%, 9/14/15		498	494,702
				15,496,976
Metals & Mining - 0.4%	Euramax International, Inc. Domestic Loan
	(Second Lien), 13%, 6/29/13		336	10,076
	Euramax International, Inc. Domestic Loan
	(Second Lien), 13%, 6/29/13		167	4,999
	Euramax International, Inc. Domestic Term
	Loan, 8.75%, 6/29/12		1,224	309,999
				325,074
Multiline Retail - 0.2%	Dollar General Corp. Tranche B-2 Term Loan,
	3.178%, 7/07/14		250	228,572
Oil, Gas & Consumable Fuels - 3.9%	Big West Oil & Gas Delay Draw Term Loan,
	1.50%, 5/15/14		166	130,419
	ScorpionDrilling Ltd. Second Lien, 8.72%, 5/08/14		1,650	1,320,000
Turbo Beta Ltd. Dollar Facility, 14.50%,
	3/15/18	GBP	1,738	1,390,613
	Vulcan Energy Corp. (fka Plains Resources
	Inc) Term B3 Loan, 5.50%, 8/12/11	USD	750	723,750
				3,564,782
Paper & Forest Products - 1.0%	Georgia-Pacific LLC Term B Loan, 2.323%, 12/20/12		970	898,826
Pharmaceuticals - 0.5%	Warner Chilcott Co., Inc. Tranche B Acquisition
	Date Term Loan, 2.319%, 1/18/12		370	349,999
	Warner Chilcott Corp. Tranche C Acquisition Date
	Term Loan, 2.139%, 1/18/12		130	122,751
				472,750
Real Estate Management &	LNR Property Corp. Initial Tranche B Term Loan,
Development - 0.6%	3.91%, 7/12/11		1,140	555,750
Software - 0.9%	Aspect Software, Inc. Loan (Second Lien), 7.375%,
	7/11/12		2,500	775,000
Wireless Telecommunication	Cricket Communications, Inc. (aka Leap Wireless)
Services - 0.2%	Term B Loan, 5.75%, 6/16/13		225	225,938
	Total Floating Rate Loan Interests - 62.8%			56,655,347
	Corporate Bonds
Auto Components - 2.6%	Allison Transmission, Inc., 11%, 11/01/15 (d)		95	74,100
	Allison Transmission, Inc., 11.25%, 11/01/15 (c)(d)		305	204,350
The Goodyear Tire & Rubber Co., 5.01%,
	12/01/09 (e)		2,000	1,990,000
	Lear Corp., 8.75%, 12/01/16		255	66,300
				2,334,750

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Building Products - 2.5%	CPG International I, Inc., 8.561%,
	7/01/12 (e)	USD	2,500	$ 1,325,000
Momentive Performance Materials, Inc.
	Series WI, 9.75%, 12/01/14		400	152,000
	Ply Gem Industries, Inc., 11.75%, 6/15/13		1,270	812,800
				2,289,800
Capital Markets - 2.1%	E*Trade Financial Corp., 12.50%, 11/30/17 (c)(d)		2,125	1,407,812
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (d)		724	296,840
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (c)(d)		292	119,828
	Marsico Parent Superholdco, LLC, 14.50%,
	1/15/18 (c)(d)		201	82,302
				1,906,782
Chemicals - 1.6%	American Pacific Corp., 9%, 2/01/15		440	383,900
	Wellman Holdings, Inc. Second Lien
	Subordinate Note, 10%, 1/29/19 (f)		894	894,000
	Wellman Holdings, Inc. Third Lien
	Subordinate Note, 5%, 1/29/19 (f)		272	136,000
				1,413,900
Commercial Services & Supplies - 0.9%	West Corp., 11%, 10/15/16		985	837,250
Construction Materials - 1.1%	Nortek, Inc., 10%, 12/01/13		1,600	1,036,000
Containers & Packaging - 4.3%	Berry Plastics Holding Corp., 5.195%,
	9/15/14 (e)		2,235	1,463,925
Packaging Dynamics Finance Corp., 10%,
	5/01/16 (d)		1,570	525,950
	Smurfit Kappa Funding Plc, 7.75%, 4/01/15		1,000	680,000
	Smurfit-Stone Container Enterprises, Inc.,
	8%, 3/15/17 (a)(b)		780	253,500
	Wise Metals Group LLC, 10.25%, 5/15/12		2,750	914,375
				3,837,750
Diversified Financial Services - 5.4%	FCE Bank Plc, 7.125%, 1/16/12	EUR	2,400	2,883,963
	Ford Motor Credit Co. LLC, 3.889%,
	1/13/12 (e)	USD	815	643,850
	GMAC LLC, 6.875%, 9/15/11 (d)		300	268,500
	GMAC LLC, 6.75%, 12/01/14 (d)		1,180	985,300
	GMAC LLC, 8%, 11/01/31 (d)		130	97,500
				4,879,113
Diversified Telecommunication	Nordic Telephone Co. Holdings ApS, 6.884%,
Services - 1.6%	5/01/16 (d)(e)		500	667,977
	Nordic Telephone Co. Holdings ApS, 8.875%,
	5/01/16 (d)		800	800,000
				1,467,977
Food Products - 0.6%	Tyson Foods, Inc., 10.50%, 3/01/14 (d)		500	530,000
Hotels, Restaurants & Leisure - 6.4%	Harrah's Operating Co., Inc., 10%, 12/15/15 (d)		530	360,400
	Harrah's Operating Co., Inc., 10%, 12/15/18 (d)		2,492	1,663,409
	Little Traverse Bay Bands of Odawa Indians,
	10.25%, 2/15/14 (d)		800	346,000
	MGM Mirage, 10.375%, 5/15/14 (d)		200	206,000
	MGM Mirage, 11.125%, 11/15/17 (d)		390	408,525
Shingle Springs Tribal Gaming Authority,
	9.375%, 6/15/15 (d)		410	237,800

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Snoqualmie Entertainment Authority,
	5.384%, 2/01/14 (d)(e)	USD	305	$ 159,362
	Travelport LLC, 5.293%, 9/01/14 (e)		810	405,000
Tropicana Entertainment LLC Series WI,
	9.625%, 12/15/14 (a)(b)		120	600
	Tunica-Biloxi Gaming Authority, 9%,
	11/15/15 (d)		645	559,537
	Universal City Florida Holding Co. I, 5.778%,
	5/01/10 (e)		2,025	1,447,875
				5,794,508
Household Durables - 0.4%	Stanley-Martin Communities LLC, 9.75%, 8/15/15		1,250	387,500
IT Services - 0.3%	Alliance Data Systems Corp., 1.75%, 8/01/13 (d)(f)		370	268,712
Independent Power Producers & Energy	Calpine Construction Finance Co. LP, 8%,
Traders - 2.4%	6/01/16 (d)		500	475,625
	Dynegy Holdings, Inc., 8.375%, 5/01/16		1,000	805,000
Energy Future Holdings Corp., 11.25%,
	11/01/17 (c)		1,060	546,454
	Texas Competitive Electric Holdings Co. LLC,
	11.25%, 11/01/16 (c)		845	330,526
				2,157,605
Industrial Conglomerates - 1.5%	Sequa Corp., 11.75%, 12/01/15 (d)		1,530	680,850
	Sequa Corp., 13.50%, 12/01/15 (c)(d)		2,132	690,260
				1,371,110
Insurance - 0.3%	USI Holdings Corp., 4.758%, 11/15/14 (d)(e)		490	268,275
Machinery - 1.8%	ESCO Corp., 5.195%, 12/15/13 (d)(e)		920	662,400
	RBS Global, Inc., 9.50%, 8/01/14 (d)		199	166,165
	RBS Global, Inc., 8.875%, 9/01/16		505	366,125
	Titan International, Inc., 8%, 1/15/12		460	395,600
				1,590,290
Marine - 0.1%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		141	107,865
Media - 4.6%	Affinion Group, Inc., 10.125%, 10/15/13		320	300,800
	CSC Holdings, Inc., 8.50%, 4/15/14 (d)		180	179,100
Canadian Satellite Radio Holdings, Inc.,
	12.75%, 2/15/14		3,000	705,000
	Local Insight Regatta Holdings, Inc., 11%,
	12/01/17		832	224,640
	TL Acquisitions, Inc., 10.50%, 1/15/15 (d)		1,570	1,224,600
	Virgin Media, Inc., 6.50%, 11/15/16 (d)(f)		2,000	1,547,500
				4,181,640
Metals & Mining - 1.6%	Aleris International, Inc., 9%, 12/15/14 (a)(b)		370	3,700
	Aleris International, Inc., 10%, 12/15/16 (a)(b)		500	1,875
	RathGibson, Inc., 11.25%, 2/15/14		1,390	368,350
	Ryerson, Inc., 8.403%, 11/01/14 (e)		2,010	1,108,012
				1,481,937
Oil, Gas & Consumable Fuels - 3.8%	Chesapeake Energy Corp., 9.50%, 2/15/15		455	449,312
	Denbury Resources, Inc., 9.75%, 3/01/16		1,500	1,530,000
	Forest Oil Corp., 8.50%, 2/15/14 (d)		640	617,600
	SandRidge Energy, Inc., 4.833%, 4/01/14 (e)		1,000	790,309
				3,387,221
Paper & Forest Products - 6.6%	Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (a)(b)(e)		5,000	475,000
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (d)		2,623	718,208
	NewPage Corp., 7.278%, 5/01/12 (e)		3,000	1,455,000

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	NewPage Corp., 10%, 5/01/12	USD	1,820	$ 1,019,200
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (d)		160	147,149
	Verso Paper Holdings LLC Series B, 4.778%,
	8/01/14 (e)		4,000	2,160,000
				5,974,557
Pharmaceuticals - 1.2%	Angiotech Pharmaceuticals, Inc., 4.418%,
	12/01/13 (e)		1,500	1,080,000
Real Estate Management &	Realogy Corp., 10.50%, 4/15/14		2,140	786,450
Development - 1.3%	Realogy Corp., 12.375%, 4/15/15		1,385	346,250
				1,132,700
Semiconductors & Semiconductor	Avago Technologies Finance Pte. Ltd.,
Equipment - 1.4%	6.168%, 6/01/13 (e)		400	338,000
	Spansion, Inc., 4.386%, 6/01/13 (a)(b)(d)		1,410	888,300
				1,226,300
Software - 0.1%	BMS Holdings, Inc., 9.224%, 2/15/12 (c)(d)(e)		446	53,653
Specialty Retail - 2.3%	General Nutrition Centers, Inc., 6.404%,
	3/15/14 (e)		865	713,625
	Michaels Stores, Inc., 10%, 11/01/14		715	514,800
	Michaels Stores, Inc., 11.375%, 11/01/16		1,135	618,575
	United Auto Group, Inc., 7.75%, 12/15/16		355	273,350
				2,120,350
Wireless Telecommunication	BCM Ireland Preferred Equity Ltd., 8.281%,
Services - 4.5%	2/15/17 (c)(d)	EUR	448	88,581
Cricket Communications, Inc., 7.75%,
	5/15/16 (d)	USD	1,000	966,250
Crown Castle International Corp., 9%,
	1/15/15		100	101,000
	Digicel Group Ltd., 8.875%, 1/15/15 (d)		1,070	856,000
	Digicel Group Ltd., 9.125%, 1/15/15 (c)(d)		2,129	1,618,040
	iPCS, Inc., 3.153%, 5/01/13 (e)		200	165,500
Orascom Telecom Finance SCA, 7.875%,
	2/08/14 (d)		325	266,500
				4,061,871
	Total Corporate Bonds - 63.3%			57,179,416
	Asset-Backed Securities
	North Street Referenced Linked Notes 2000-1 Ltd.
	Series 2005-8A Class D, 15.129%, 6/15/41 (d)(e)		1,350	58,495
	Total Asset-Backed Securities - 0.1%			58,495
	Non-Government Agency Mortgage-Backed
	Securities
Commercial Mortgage-Backed	Crown Castle Towers LLC Series 2005-1A Class
Securities - 1.9%	AFL, 0.699%, 6/15/35 (e)		845	802,750
	Crown Castle Towers LLC Series 2005-1A Class
	AFX, 4.643%, 6/15/35 (d)		985	960,375
	Total Non-Government Agency Mortgage-Backed
	Securities - 1.9%			1,763,125

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks		Shares	Value
Chemicals - 0.0%	Wellman Holdings, Inc. (a)		1,613	$ 403
Electrical Equipment - 0.1%	Medis Technologies Ltd. (a)		176,126	47,554
Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc.		688	7
Paper & Forest Products - 1.0%	Ainsworth Lumber Co. Ltd.		311,678	442,501
	Ainsworth Lumber Co. Ltd. (a)(d)		349,782	494,764
				937,265
	Total Common Stocks - 1.1%			985,229
	Preferred Securities
	Capital Trusts
Diversified Financial Services - 0.3%	Citigroup, Inc. Series E, 8.40% (a)(b)(e)(g)		265	231,872
	Total Capital Trusts - 0.3%			231,872
	Preferred Stocks
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (d)		48	13,440
	Total Preferred Stocks - 0.0%			13,440
	Total Preferred Securities - 0.3%			245,312
	Warrants (h)
Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (expires
	4/29/14)		304	3
	Total Warrants - 0.0%			3
			Beneficial
			Interest
	Other Interests (i)		(000)
Hotels, Restaurants & Leisure - 0.0%	Buffets, Inc.	USD	360	36
	Total Other Interests - 0.0%			36
	Total Long-Term Investments
	(Cost - $191,450,749) - 129.5%			116,886,963
	Short-Term Securities		Shares
	BlackRock Liquidity Funds,
	TempFund, 0.535% (j)(k)		2,184,806	2,184,806
	Total Short-Term Securities
	(Cost - $2,184,806) - 2.4%			2,184,806
	Options Purchased		Contracts
Over-the-Counter Call Options	Marsico Parent Superholdco LLC,
expiring December 2009 at USD942.86,
	Broker, Goldman Sachs & Co.		13	20,800
	Total Options Purchased
	(Cost - $12,711) - 0.0%			20,800
	Total Investments
	(Cost - $193,648,266*) - 131.9%			119,092,569
	Liabilities in Excess of Other Assets - (31.9)%			(28,835,982)
	Net Assets - 100.0%			$ 90,256,587

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 193,647,055
Gross unrealized appreciation	$ 1,949,188
Gross unrealized depreciation	(76,503,674)
Net unrealized depreciation	$ (74,554,486)

(a) Non-income producing security.
(b) Issuer filed for bankruptcy and/or is in default of payments.
(c) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Variable rate security. Rate shown is as of report date.
(f) Convertible security.

BlackRock Diversified Income Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

(g) Security is perpetual in nature and has no stated maturity date.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing.
The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-
income producing.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Co. Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund	2,184,806	$ 2,389
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (5,592,405)	$ 18,738

(k) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Foreign currency exchange contracts as of May 31, 2009 were as follows:

						Unrealized
Currency			Currency		Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
EUR	86,000	USD	119,933	Citibank NA	6/02/09	$ 1,642
GBP	143,000	USD	206,548	UBS AG	6/10/09	24,571
USD	583,139	CAD	720,000	Citibank NA	6/10/09	(76,399)
USD	2,895	GBP	2,000	Citibank NA	6/10/09	(337)
USD	102,324	GBP	70,000	UBS AG	6/10/09	(10,811)
USD	3,593,168	EUR	2,631,500	Citibank NA	7/15/09	(125,596)
Total						$ (186,930)

• Credit default swaps on single-name issues — buy protection outstanding as of
May 31, 2009 were as follows:

	Pay				Notional
	Fixed				Amount	Unrealized
Issuer	Rate	Counterparty	Expiration		(000)	Depreciation
Host Hotel &		Goldman Sachs
Resorts LP	5.00%	Bank USA	March 2014	USD	1,275	$ (157,473)
Masco Corp.		JPMorgan Chase
	5.30%	Bank NA	March 2014	USD	500	(40,619)
Mohawk Industries		JPMorgan Chase
	4.45%	Bank NA	March 2014	USD	500	(35,007)
Total						$ (233,099)

• Credit default swaps on single-name issues — sold protection outstanding as of
May 31, 2009 were as follows:

	Receive					Notional
	Fixed			Credit		Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]		(000)[2]	Depreciation
BAA Ferrovial
Junior Term	2.00%	Deutsche Bank AG	March 2012	A-	GBP	300	$ (89,342)

1 Using Standard and Poor’s ratings of the issuer.

2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Diversified Income Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

• Credit default swaps on traded indexes — sold protection outstanding as of
May 31, 2009 were as follows:

	Receive				Notional
	Fixed			Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Depreciation
Aces High	5.00%	Morgan Stanley
Yield Index		Capital
		Services, Inc.	March 2010	CCC+ USD	7,000	$ (4,041,596)

1 Using Standard & Poor’s weighted average ratings of the underlying securities in the index.

2 The maximum potential amount the Fund may pay should a negative credit event take place under the terms of the agreement.

• Interest rate swaps outstanding as of May 31, 2009 were as follows:
					Notional
	Floating				Amount	Unrealized
Fixed Rate	Rate	Counterparty	Expiration		(000)	Depreciation
4.823% (a)	3-month	JPMorgan Chase Bank
	LIBOR	NA	January 2013	USD	20,000	$ (1,810,215)
(a) Trust pays floating interest rate and receives fixed rate.

• Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

BlackRock Diversified Income Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)
The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 2,674,861	-	-
Level 2	86,751,780	$ 47,013	$ (2,256,457)
Level 3	29,645,128	-	(4,130,938)
Total	$ 119,071,769	$ 47,013	$ (6,387,395)

* Other financial instruments are swaps, foreign currency exchange contracts and option contracts.
Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3)
used in determining fair value:
	Investments in	Other Financial
	Securities	Instruments
	Assets	Liabilities
Balance, as of August 31, 2008	$ 15,474,330	-
Realized gain (loss)	(4,688,088)	-
Change in unrealized appreciation (depreciation)	847,977	-
Net purchases (sales)	(7,826,937)	-
Net transfers in Level 3	25,837,846	$ (4,130,938)
Balance, as of May 31, 2009	$ 29,645,128	$ (4,130,938)

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 15, 2009